SCHEDULE OF UNITED STATES AND FOREIGN INCOME (LOSS) BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Loss before tax	$ (3,340,425)	$ (377,674)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Loss before tax	(2,861,595)	(183,120)
Seychelles and HongKong [Member]
Operating Loss Carryforwards [Line Items]
Loss before tax	873	(1,820)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Loss before tax	$ (479,703)	$ (192,734)